Cover	Dec. 31, 2026	Jun. 18, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 18, 2026
Entity Registrant Name		Voyager Technologies, Inc./TX
Entity Incorporation, State or Country Code		TX
Entity File Number		001-42694
Entity Tax Identification Number		84-2754888
Entity Address, Address Line One		1225 17th Street
Entity Address, Address Line Two		Suite 1100
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80202
City Area Code		303
Local Phone Number		500-6985
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.0001 per share
Trading Symbol		VOYG
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Current Fiscal Year End Date	--12-31
Entity Central Index Key		0001788060